Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ 391,161	$ 271,246	$ 295,150	$ 195,744
General and administrative	1,480,967	347,031	2,139,501	181,116
Total operating expenses	1,872,128	618,277	2,434,651	376,860
Loss from operations	(1,872,128)	(618,277)	(2,434,651)	(376,860)
Other income (expense)
Gain on remeasurement of warrant liabilities	923,480
Interest and other income, net	148		105,183	201
Interest expense		(129,885)	(1,453,120)	(469,373)
Total other (expense), net	923,628	(129,885)	(1,347,937)	(469,172)
Loss before provision for income taxes	(948,500)	(748,162)	(3,782,588)	(846,032)
Provision for income taxes	800	800	800	800
Net loss	$ (949,300)	$ (748,962)	$ (3,783,388)	$ (846,832)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.10)	$ (0.27)	$ (1.24)	$ (0.31)
Weighted average shares outstanding Basic and diluted (in shares)	9,231,737	2,768,346	3,061,670	2,768,346